Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations (Details 7) (Supplemental Executive Retirement Plan, USD $)	1 Months Ended	12 Months Ended		0 Months Ended	10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013	May 31, 2007 employee	Nov. 14, 2012	Jan. 01, 2012
Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations
Cash surrender value of insurance		$ 19,700,000	$ 19,300,000
Change in Benefit Obligation
Benefit obligation, beginning of period		(29,943,000)				(33,201,000)
Interest cost	(121,000)	(1,200,000)	(992,000)
Actuarial (loss) gain		(3,906,000)	2,346,000
Benefits paid		1,904,000	1,904,000
Benefit obligation, end of period		(33,145,000)	(29,943,000)			(33,201,000)
Change in plan assets
Employer contribution		1,904,000	1,904,000
Benefits paid		(1,904,000)	(1,904,000)
Funded status		(33,145,000)	(29,943,000)
Unrecognized net actuarial loss (gain)		1,075,000	(2,831,000)
Accrued benefit cost		(32,070,000)	(32,774,000)
Amounts before income tax effect recognized in the consolidated balance sheets
Other accrued liabilities		(1,905,000)	(1,905,000)
Postretirement and postemployment benefits		(31,240,000)	(28,038,000)
Net amount recognized		(33,145,000)	(29,943,000)
Amounts before income tax effect recognized in accumulated other comprehensive income
Net actuarial (loss) gain		(1,075,000)	2,831,000
Accumulated other comprehensive (loss) income		(1,075,000)	2,831,000
Accumulated other comprehensive income expected to be recognized in net periodic benefit cost during 2015		0
Components of net periodic benefit cost
Interest cost component	121,000	1,200,000	992,000
Net periodic benefit cost	121,000	1,200,000	992,000
Weighted-average assumptions used to determine benefit obligations
Discount rate		3.42%	4.14%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	3.02%	4.14%	3.17%
Expected future benefit payments
2015		1,904,000
2016		1,920,000
2017		1,920,000
2018		1,993,000
2019		1,993,000
2020-2024		12,392,000
Predecessor
Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations
Number of plan participants not fully vested as a result of accelerated vesting				1
Change in Benefit Obligation
Interest cost					(1,001,000)
Components of net periodic benefit cost
Interest cost component					1,001,000
Amortization of net actuarial gain					409,000
Net periodic benefit cost					$ 1,410,000
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate					3.85%